Borrowings - Schedule of Analysis of Borrowings by Interest Rate Changes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	£ 36,950	£ 39,730
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(72)	(96)
Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	36,878	39,634
Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(72)	(96)
Within 1 year
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	4,312	4,324
Within 1 year | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	11,265	7,570
Within 1 year | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	6,494	2,798
Within 1 year | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	459	448
Between 1-2 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	2,644	3,319
Between 1-2 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	2,644	3,090
Between 1-2 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(229)
Between 1-2 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between two and three years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	3,012	2,558
Between two and three years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,125	1,778
Between two and three years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,815)	(786)
Between two and three years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(72)	6
Between 3-4 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	3,435	2,947
Between 3-4 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	3,435	2,947
Between 3-4 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between 3-4 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Between 4-5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	1,725	3,410
Between 4-5 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	1,266	1,529
Between 4-5 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(1,783)
Between 4-5 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(459)	(98)
Beyond 5 years
Disclosure Of Detailed Information About Borrowings [Line Items]
Repriced borrowings	21,822	23,172
Beyond 5 years | Interest rate risk
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings net, derivative instruments adjustment	17,143	22,720
Beyond 5 years | Interest rate risk | interest rate swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(4,679)	0
Beyond 5 years | Interest rate risk | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 0	£ (452)